TRADING GAINS / (LOSSES)	12 Months Ended
Dec. 31, 2016
TRADING GAINS / (LOSSES)
TRADING GAINS / (LOSSES)

20.TRADING GAINS / (LOSSES)

Trading gains / (losses) consists of realized and unrealized gains and losses from exchange-traded spot commodity contracts with customers and special members, commodity futures contracts, risk and return transfer agreements with third party fund, the realized gain from trading of physical commodities and realized gains and losses from the sales of AFS investments, all represented on a net basis.

As disclosed in Note 6, pursuant to the risk and return transfer agreements, the Group’s gains / (losses) arising from exchange-traded spot commodity contracts with customers are transferred to, and absorbed by the third party fund during the contract periods. Fair value movements on the risk and reward transfer agreement are recognised as trading gains / (losses). Settlements are made on a monthly basis.

The following table presents trading gains / (losses) for the years ended December 31:

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Spot commodity contracts	263,649	166,015	296,809	42,748
Risk and return transfer arrangement	—	(9,301)	(296,678)	(42,731)
Commodity futures contracts	1,532	753	(1,780)	(256)
Trading of physical commodities	804	771	2,840	409
Available-for-sale investments	2,865	8,190	10,695	1,541
Others	—	—	677	98

Total	268,850	166,428	12,563	1,809